Related Party Debt Agreements (Details Narrative) (10-K) - USD ($)							9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 28, 2019	Oct. 31, 2018	Oct. 31, 2018	Oct. 26, 2018	Apr. 27, 2017	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 30, 2019	Oct. 10, 2019	Oct. 09, 2019	Sep. 12, 2019	Mar. 27, 2019	Mar. 22, 2018
Principal amount							$ 11,591,000
Debt converted into shares, value								$ 8,475,000
Accrued interest								571,000	1,014,000
Cleveland Capital, L.P [Member]
Maximum line of credit								20,000,000
Principal amount							2,204,000
Winn Exploration Co. [Member]
Maximum line of credit								1,000,000
Otto Candies Jr. [Member]
Maximum line of credit								500,000
Paul Candies [Member]
Maximum line of credit								250,000
Brett Candies [Member]
Maximum line of credit								250,000
Esenjay Investments, LLS [Member]
Maximum line of credit		$ 7,000,000						2,405,000		$ 12,000,000	$ 10,000,000	$ 10,000,000	$ 7,000,000		$ 5,000,000
Line of credit								$ 595,000
Principal amount							$ 6,566,000
Maturity date		Dec. 31, 2019
Maturity date, description	Extend the maturity date from March 31, 2019 to December 31, 2019	Extend the maturity date from March 31, 2019 to December 31, 2019					Extend the maturity date from December 31, 2019 to June 30, 2020.
Esenjay Investments, LLS [Member] | Maximum [Member]
Maximum line of credit	$ 7,000,000
Unrestricted Line of Credit [Member]
Maximum line of credit			$ 10,000,000	$ 10,000,000
Convertible rate			$ 6.00	$ 6.00
Interest rate			8.00%	8.00%
Line of credit facility, maturity date				Jan. 31, 2019
Loan Agreements [Member] | Esenjay Credit Facilities [Member]
Common stock shares outstanding percentage								61.40%
Credit Facility Agreement [Member]
Maximum line of credit														$ 595,000
Credit Facility Agreement [Member] | Cleveland Capital, L.P [Member] | Maximum [Member]
Interest rate					12.00%
Principal amount					$ 2,000,000
Maturity date					Dec. 31, 2018
Origination fee					$ 20,000
Debt instrument description					The Cleveland LOC had an origination fee of $20,000, which represents 1% of the Cleveland LOC, and carries a simple interest of 12% per annum.
Credit Facility Agreement [Member] | Investor [Member] | Maximum [Member]
Interest rate			12.00%	12.00%
Principal amount			$ 500,000	$ 500,000
Maturity date			Dec. 31, 2018
Origination fee			$ 5,000	5,000
Debt instrument description			The Investor LOC had an origination fee in the amount of Five Thousand Dollars ($5,000), which represents one percent (1%) of the Investor LOC, and carries a simple interest of twelve percent (12%) per annum.
Credit Facility Agreement [Member] | Esenjay Investments, LLS [Member]
Maximum line of credit																$ 5,000,000
Interest rate																15.00%
Line of credit									$ 2,405,000
Early Note Conversion Agreement [Member] | Esenjay Investments, LLS [Member]
Principal amount			$ 7,975,000	7,975,000
Accrued and unpaid interest			$ 1,041,280	1,041,280
Debt conversion shares issued			1,502,714
Debt converted into shares, value			$ 466,351
Early Note Conversion Agreement [Member] | Esenjay Investments, LLS [Member] | Additional Shares of Common Stock [Member]
Debt conversion shares issued			26,802
Early Note Conversion Agreement [Member] | Shareholder Convertible Note [Member]
Principal amount			$ 500,000	500,000
Debt conversion shares issued			50,210
Accrued interest			$ 102,510	$ 102,510
Oral Agreement [Member] | Convertible Promissory Note [Member] | Stockholder [Member]
Common stock shares outstanding percentage						5.00%
Convertible rate						$ 12.00
Interest rate						12.00%
Advances received from stockholder						$ 500,000
Maturity date						Feb. 01, 2019
Restated Credit Facility Agreement [Member] | Esenjay Investments, LLS [Member]
Maximum line of credit		$ 6,405,000
Interest rate		15.00%
Principal amount		$ 7,000,000